Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2013
Series A-2 [Member]
Shares issued price per share	$ 2.10
Series B [Member]
Shares issued price per share		$ 2.10